Investment Securities [Text Block]	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Investment Securities [Text Block]
3.    INVESTMENT SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of
Available-for-sale
debt securities and
Held-to-maturity
debt securities at March 31, 2019 and September 30, 2019:

At March 31, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,748,558	¥330,115	¥977		¥24,077,696
Japanese prefectural and municipal bonds	2,203,978	22,593	5		2,226,566
Foreign government and official institution bonds	2,648,874	18,099	25,554		2,641,419
Corporate bonds	1,117,302	14,251	822		1,130,731
Residential mortgage-backed securities	1,635,220	1,469	21,338		1,615,351
Commercial mortgage-backed securities	132,996	310	2,351		130,955
Asset-backed securities	1,494,629	10,846	2,553		1,502,922
Other debt securities (1)	192,930	2,851	2,918		192,863

Total	¥33,174,487	¥400,534	¥56,518		¥33,518,503
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,701	¥41,619	¥—		¥1,142,320
Foreign government and official institution bonds	138,731	193	212		138,712
Residential mortgage-backed securities	910,990	1,209	21,202	(2)	890,997
Commercial mortgage-backed securities	160,267	1,903	2,032	(2)	160,138
Asset-backed securities	2,131,212	1,415	11,847		2,120,780

Total	¥4,441,901	¥46,339	¥35,293		¥4,452,947

Notes:	(1)	Other debt securities in the table above mainly include ¥ 112,822 million of private placement debt conduit bonds.
(2)
MUFG Americas Holdings Corporation (“MUFG Americas Holdings” or “MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥
10,591
 million and ¥
4,667
 million, respectively, at March 31, 2019 and are not included in the table above.

At September 30, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥21,345,842	¥360,037	¥11,051		¥21,694,828
Japanese prefectural and municipal bonds	2,537,868	22,897	251		2,560,514
Foreign government and official institution bonds	2,660,491	45,464	3,594		2,702,361
Corporate bonds	1,203,227	14,818	333		1,217,712
Residential mortgage-backed securities	1,655,995	7,473	5,565		1,657,903
Commercial mortgage-backed securities	162,997	5,330	13		168,314
Asset-backed securities	1,483,711	10,036	1,044		1,492,703
Other debt securities (1)	151,507	3,152	1,874		152,785

Total	¥31,201,638	¥469,207	¥23,725		¥31,647,120

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,638	¥46,492	¥—		¥1,147,130
Foreign government and official institution bonds	97,068	144	377		96,835
Residential mortgage-backed securities	830,192	10,169	3,386	(2)	836,975
Commercial mortgage-backed securities	140,589	3,459	792	(2)	143,256
Asset-backed securities	2,051,340	1,611	19,638		2,033,313

Total	¥4,219,827	¥61,875	¥24,193		¥4,257,509

Notes:	(1)	Other debt securities in the table above mainly include ¥ 87,626 million of private placement debt conduit bonds.
(2)
MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥
9,500
 million and ¥
3,708
 million, respectively, at September 30, 2019 and are not included in the table above.

Contractual Maturities
The amortized cost and fair values of
Held-to-maturity
debt securities and the fair values of
Available-for-sale
debt securities at September 30, 2019 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥53,532	¥53,593	¥13,671,457
Due from one year to five years	916,865	954,658	7,024,193
Due from five years to ten years	874,560	882,891	5,174,748
Due after ten years	2,374,870	2,366,367	5,776,722

Total	¥4,219,827	¥4,257,509	¥31,647,120

Realized Gains and Losses
For the six months ended September 30, 2018 and 2019, gross realized gains on sales of
Available-for-sale
debt securities were ¥23,746 million and ¥61,039 million, respectively, and gross realized losses on sales of
Available-for-sale
debt securities were ¥9,495 million and ¥15,800 million, respectively.
Other-than-temporary Impairments of Investment Securities
For the six months ended September 30, 2018 and 2019, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥85 million and ¥661 million, respectively, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income.

These losses were recorded from Available-for-sale debt securities which mainly comprised of corporate bonds for the six months ended September 30, 2018 and 2019.
Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of
Available-for-sale
debt securities and
Held-to-maturity
debt securities at March 31, 2019 and September 30, 2019 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,149,302	¥976	¥5,599	¥1	¥4,154,901	¥977	39
Japanese prefectural and municipal bonds	12,772	5	—	—	12,772	5	4
Foreign government and official institution bonds	397,718	1,125	1,160,671	24,429	1,558,389	25,554	179
Corporate bonds	163,615	776	79,758	46	243,373	822	92
Residential mortgage-backed securities	316,942	1,757	648,353	19,581	965,295	21,338	536
Commercial mortgage-backed securities	42,126	678	57,167	1,673	99,293	2,351	104
Asset-backed securities	164,738	2,553	—	—	164,738	2,553	87
Other debt securities	77,660	549	37,027	2,369	114,687	2,918	38

Total	¥5,324,873	¥8,419	¥1,988,575	¥48,099	¥7,313,448	¥56,518	1,079

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥—	¥—	¥55,084	¥212	¥55,084	¥212	10
Residential mortgage-backed securities	74,180	1,199	798,165	20,003	872,345	21,202	457
Commercial mortgage-backed securities	3,154	37	155,011	1,995	158,165	2,032	32
Asset-backed securities	1,423,048	10,196	241,233	1,651	1,664,281	11,847	102

Total	¥1,500,382	¥11,432	¥1,249,493	¥23,861	¥2,749,875	¥35,293	601

	Less than 12 months		12 months or more		Total
At September 30, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥3,144,915	¥11,051	¥—	¥—	¥3,144,915	¥11,051	29
Japanese prefectural and municipal bonds	140,429	251	—	—	140,429	251	47
Foreign government and official institution bonds	271,032	152	488,282	3,442	759,314	3,594	95
Corporate bonds	80,808	332	6,982	1	87,790	333	45
Residential mortgage-backed securities	127,244	631	440,122	4,934	567,366	5,565	423
Commercial mortgage-backed securities	3,411	3	3,523	10	6,934	13	10
Asset-backed securities	118,876	750	28,296	294	147,172	1,044	80
Other debt securities	35,829	23	31,929	1,851	67,758	1,874	22

Total	¥3,922,544	¥13,193	¥999,134	¥10,532	¥4,921,678	¥23,725	751

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥33,013	¥360	¥26,901	¥17	¥59,914	¥377	12
Residential mortgage-backed securities	103,117	14	625,441	3,372	728,558	3,386	394
Commercial mortgage-backed securities	—	—	138,479	792	138,479	792	30
Asset-backed securities	1,409,643	16,083	323,507	3,555	1,733,150	19,638	70

Total	¥1,545,773	¥16,457	¥1,114,328	¥7,736	¥2,660,101	¥24,193	506

Evaluating Investment Securities for Other-than-temporary Impairments
The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.
Corporate bonds
As of September 30, 2019, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public
companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.
The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which other-than-temporary impairment (“OTTI”) occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold.

	Six months ended September 30,
	2018	2019
	(in millions)
Balance at beginning of period	¥3,498	¥1,761

Additions:
Initial credit impairments	34	661
Subsequent credit impairments	51	—

Reductions:
Securities sold or matured	(233)	(296)

Balance at end of period	¥3,350	¥2,126

The cumulative declines in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2018 and 2019 were ¥1,826 million and ¥1,298 million, respectively. Of which, the credit loss components recognized in earnings were ¥3,350 million and ¥2,126 million, and the remaining amounts related to all other factors recognized in Accumulated OCI before taxes were ¥1,524 million and ¥828 million at September 30, 2018 and 2019, respectively.
Residential mortgage-backed securities
As of September 30, 2019, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group analyzed that no OTTI was identified on such securities as of September 30, 2019 and no impairment loss has been recorded because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover the entire amortized cost basis of these securities.
Asset-backed securities
As of September 30, 2019, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the OTTI and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no OTTI was identified as of September 30, 2019 and no impairment loss has been recorded.
Other debt securities
As of September 30, 2019, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher

Notes:	(1)	Included in Investment securities gains—net.
(2)
Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

(3)
The MUFG Group applied measurement alternative
downward or

upward

changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

(4)	The cumulative impairment losses at March 31, 2019 and September 30, 2019 were ¥ 2,292 million and ¥ 3,325 million, respectively.
(5)	The cumulative downward changes for observable prices at March 31, 2019 and September 30, 2019 were nil and ¥953 million, respectively.
(6)	The cumulative upward changes for observable prices at March 31, 2019 and September 30, 2019 were ¥ 53,077 million and ¥ 28,405 million, respectively.
return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of OTTI, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no OTTI losses were recorded in the accompanying condensed consolidated statements of income.
Equity Securities
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2018 and 2019.

	Six months ended September 30,
	2018	2019
	(in millions)
Net gains (losses) recognized during the period (1)	¥411,720	¥(36,019)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	12,470	(9,960)

Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥399,250	¥(26,059)

Note:	(1)	Included in Investment securities gains—net.
Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities held at March 31, 2019 and September 30, 2019.

	March 31, 2019	September 30, 2019
	(in millions)
Measurement alternative balance	¥563,733	¥700,634
The related adjustments for these securities during the six months ended September 30, 2018 and 2019 were as follow.

	Six months ended September 30,
	2018	2019
	(in millions)
Measurement alternative impairment losses (1)(4)	¥(479)	¥(1,402)
Measurement alternative downward changes for observable prices (1)(2)(3)(5)	¥—	¥(953)
Measurement alternative upward changes for observable prices (1)(2)(3)(6)	¥8,492	¥162